Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 25, 2014
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated October 1, 2014 to the Prospectus of the Fund, dated July 25, 2014

On September 30, 2014, one of the Fund’s sub-advisers, PEAK6 Advisors LLC (“PEAK6”), completed an internal reorganization involving a change in its ownership structure. As a result, pursuant to applicable law and the terms of the sub-advisory agreement between the Fund’s investment adviser, BlackRock Advisors, LLC (“BlackRock”), and PEAK6, the sub-advisory agreement terminated on September 30, 2014. PEAK6 was the Fund’s sole sub-adviser that employed a relative value strategy as its principal strategy. The Fund’s assets previously managed by PEAK6 were re-allocated to the Fund’s six other unaffiliated sub-advisers and to mutual funds affiliated with BlackRock.

In connection with the termination of the sub-advisory agreement, effective September 30, 2014, all references in the Fund’s Prospectus to PEAK6 are hereby deleted in their entirety.

BlackRock Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated October 1, 2014 to the Prospectus of the Fund, dated July 25, 2014

On September 30, 2014, one of the Fund’s sub-advisers, PEAK6 Advisors LLC (“PEAK6”), completed an internal reorganization involving a change in its ownership structure. As a result, pursuant to applicable law and the terms of the sub-advisory agreement between the Fund’s investment adviser, BlackRock Advisors, LLC (“BlackRock”), and PEAK6, the sub-advisory agreement terminated on September 30, 2014. PEAK6 was the Fund’s sole sub-adviser that employed a relative value strategy as its principal strategy. The Fund’s assets previously managed by PEAK6 were re-allocated to the Fund’s six other unaffiliated sub-advisers and to mutual funds affiliated with BlackRock.

In connection with the termination of the sub-advisory agreement, effective September 30, 2014, all references in the Fund’s Prospectus to PEAK6 are hereby deleted in their entirety.